October 1, 2007

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

Attention: Filing – Rule 497(j)

RE:	The Dreyfus/Laurel Funds Trust
-Dreyfus Premier Equity Income Fund

Registration Statement File No. 33-43846
CIK No. 053808

Dear Sir/Madam,

          Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 135 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 26, 2007.

Very truly yours,

/s/ Tanya Philepoua
Tanya Philepoua

cc:	Kirkpatrick & Lockhart Preston Gates Ellis LLP
KPMG LLP
Stroock & Stroock & Lavan LLP